Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2022	$ 0	$ 2	$ 583,691	$ (361,994)	$ 221,699
Balance (in shares) at Dec. 31, 2022	20,000	18,191,614
Increase (Decrease) in Stockholders' Equity [Roll Forward]
ATM offering (Note 11)	$ 0	$ 0	(191)	0	(191)
ATM offering (Note 11) (in shares)		1,099
Stock based compensation (Note 15)	0	$ 0	9,147	0	9,147
Stock based compensation (Note 15) (in shares)		1,823,467
Dividends	0	$ 0	0	(1,974)	(1,974)
Warrants buyback (Note 11)	0	0	(816)	0	(816)
Share buyback	0	$ 0	(1,679)	0	$ (1,679)
Share buyback (in shares)		(375,531)			(375,531)
Redemption of fractional shares due to reverse stock split	0	$ 0	(23)	0	$ (23)
Redemption of fractional shares due to reverse stock split (in shares)		(4,297)
Net income	0	$ 0	0	2,282	2,282
Balance at Dec. 31, 2023	$ 0	$ 2	590,129	(361,686)	228,445
Balance (in shares) at Dec. 31, 2023	20,000	19,636,352
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including the exercise of warrants) (Note 11)	$ 0	$ 0	885	0	885
Issuance of common stock (including the exercise of warrants) (Note 11) (in shares)		180,000
ATM offering (Note 11)	0	$ 0	4,796	0	4,796
ATM offering (Note 11) (in shares)		576,120
Stock based compensation (Note 15)	0	$ 0	4,987	0	4,987
Stock based compensation (Note 15) (in shares)		500,734
Dividends	0	$ 0	0	(15,556)	(15,556)
Share buyback	0	$ 0	(4,850)	0	$ (4,850)
Share buyback (in shares)		(519,041)			(519,041)
Net income	0	$ 0	0	43,472	$ 43,472
Balance at Dec. 31, 2024	$ 0	$ 2	595,947	(333,770)	262,179
Balance (in shares) at Dec. 31, 2024	20,000	20,374,165
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including the exercise of warrants) (Note 11)	$ 0	$ 0	833	0	833
Issuance of common stock (including the exercise of warrants) (Note 11) (in shares)		212,233
Stock based compensation (Note 15)	0	$ 0	4,065	0	4,065
Stock based compensation (Note 15) (in shares)		527,700
Dividends	0	$ 0	0	(6,936)	$ (6,936)
Share buyback (in shares)					0
Net income	0	0	0	21,242	$ 21,242
Balance at Dec. 31, 2025	$ 0	$ 2	$ 600,845	$ (319,464)	$ 281,383
Balance (in shares) at Dec. 31, 2025	20,000	21,114,098